SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Number of options
Outstanding - beginning of the year | shares	2,468,980
Granted | shares	1,000,300
Forfeited | shares	(70,380)
Outstanding - end of the year | shares	3,398,900
Options exercisable at the end of the year | shares	1,143,718
Vested and expected to vest | shares	1,143,718
Weighted average exercise price
Outstanding - beginning of the year | $ / shares	$ 5.57
Granted | $ / shares	1.92
Forfeited | $ / shares	5.19
Outstanding - end of the year | $ / shares	4.48
Options exercisable at the end of the year | $ / shares	6.59
Vested and expected to vest | $ / shares	$ 6.59
Aggregate intrinsic value
Outstanding - beginning of the year | $	$ 0
Granted | $	200
Forfeited | $	0
Outstanding - end of the year | $	0
Options exercisable at the end of the year | $	0
Vested and expected to vest | $	$ 0